Description of Business	6 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Description of Business

1) Description of Business

KNOT Offshore Partners LP (the “Partnership”) is a publicly traded Marshall Islands limited partnership initially formed for the purpose of acquiring 100% ownership interests in four shuttle tankers owned by Knutsen NYK Offshore Tankers AS (“KNOT”) in connection with the Partnership’s initial public offering of common units (the “IPO”) which was completed in April 2013.

As of June 30, 2015, the Partnership had a fleet of nine shuttle tankers, the Windsor Knutsen, the Bodil Knutsen, the Recife Knutsen, the Fortaleza Knutsen, the Carmen Knutsen, the Hilda Knutsen, the Torill Knutsen, the Dan Cisne, and the Dan Sabia, each referred to as a “Vessel” and, collectively, as the “Vessels.” The Vessels operate under fixed long-term charter contracts to charterers, except for the Windsor Knutsen. In April 2014, the Partnership was notified that BG Group Plc (“BG Group”) would not exercise its option to extend the Windsor Knutsen time charter after the expiration of its initial term. In July 2014, the vessel was re-delivered. In June 2014, the Partnership entered into a new two-year time charter contract, which was subsequently amended in June 2015, with BG Group for the Windsor Knutsen that will commence in the fourth quarter of 2015. The time charter with BG Group has six one-year extension options. Prior to the commencement of its time charter with BG Group, the Windsor Knutsen will be employed under a time-charter with KNOT. The time charter for the Bodil Knutsen expires in 2016 and contains customer options for extension through 2019. The Recife Knutsen and the Fortaleza Knutsen are under bareboat charter contracts that expire in 2023. The time charter for the Carmen Knutsen expires in 2018 and contains customer options for extension through 2021. The time charters for the Hilda Knutsen and the Torill Knutsen each expire in 2018 and contain a customer option for extension through 2023. The Dan Cisne and the Dan Sabia are under bareboat charter contracts that expire in 2023 and 2024, respectively.